FAIR VALUE MEASUREMENTS (Details) - shares		6 Months Ended
	Jan. 14, 2022	Jun. 30, 2024
Fair Value Measurements (Details) [Line Items]
Converted shares	63,331
Class B Ordinary Shares [Member] | MORINGA ACQUISITION CORP [Member]
Fair Value Measurements (Details) [Line Items]
Converted shares		2,874,999